Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years (“FYs”) ended December 31, 2025, 2024, 2023, 2022 and 2021 and our financial performance for each such FY. The Company became a reporting company in April 2021.

							Value of Initial Fixed $100 Investment Based on:

Fiscal Year	Summary Compensation Table Total for PEO (Current) ($) (1)	Compensation Actually Paid to PEO (Current) ($) (2)	Summary Compensation Table Total for PEO (Former) ($) (1)	Compensation Actually Paid to PEO (Former) ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (3)	Net Income ($ in millions)	Adjusted EBITDA ($ in millions) (4)

2025	$9,241,448	$12,449,525	N/A	N/A	$2,279,009	$2,922,607	$68.23	$95.45	$22.90	$125.40

2024	$8,198,775	$2,921,701	N/A	N/A	$2,855,188	$1,835,082	$56.26	$77.85	$14.40	$90.50

2023	$17,073,185	$15,769,393	$679,520	$2,593,632	$2,091,862	$2,338,615	$66.27	$78.53	$21.00	$72.20

2022	N/A	N/A	$1,663,512	$3,437,341	$2,761,965	$1,624,410	$65.35	$73.70	$(12.10)	$60.90

2021 (5)	N/A	N/A	$103,637,801	$158,104,544	$30,948,917	$41,167,621	$74.45	$92.63	$(190.60)	$41.40
(1)
Parth Mehrotra was the sole Principal Executive Officer (“PEO”) during our 2025 and 2024 FY. The Company had two PEOs during the 2023 FY: Mr. Mehrotra (our current CEO) and Shawn Morris (our former CEO). Mr. Morris was the sole PEO during our 2022 and 2021 FYs. Our
Non-PEO
NEOs for each relevant FY are as follows:

FY	Non-PEO NEOs

2025	David Mountcastle and Edward C. Fargis

2024	David Mountcastle, Edward C. Fargis and Thomas Bartrum

2023	David Mountcastle and Thomas Bartrum

2022	David Mountcastle, Parth Mehrotra, Thomas Bartrum and Jeff Sherman

2021	Parth Mehrotra and Thomas Bartrum
(2)
Amounts represent compensation actually paid to our PEOs for each of the FYs shown, and the average compensation actually paid to our remaining
Non-PEO
NEOs for the relevant FY, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable FY, as adjusted as follows:

	2021		2022		2023			2024		2025

Adjustments	PEO (Former)	Average Non-PEO NEOs	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	Average Non-PEO NEOs	PEO (Current)	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(102,174,732)	$(30,073,348)	$—	$(2,032,188)	$(15,886,998)	$—	$(1,468,492)	$(6,869,422)	$(1,591,075)	$(8,588,373)	$(1,878,684)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,657,228	$4,949,322	$—	$799,574	$13,051,914	$—	$1,190,262	$5,999,655	$1,400,405	$8,187,203	$1,790,929

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Applicable FY End	$42,803,798	$12,203,146	$(1,220,073)	$(374,456)	$467,452	$584,315	$174,872	$(3,640,600)	$(181,728)	$2,641,634	$534,585

	2021		2022		2023			2024		2025

Adjustments	PEO (Former)	Average Non-PEO NEOs	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	Average Non-PEO NEOs	PEO (Current)	Average Non-PEO NEOs

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date	$104,181,449	$23,139,584	$2,993,902	$469,515	$1,063,840	$1,329,796	$350,111	$(766,707)	$(381,093)	$967,613	$196,768

Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$—	$—	$—	$—	$(266,615)	$—	$—

TOTAL ADJUSTMENTS	$54,467,743	$10,218,704	$1,773,829	$(1,137,555)	$(1,303,792)	$1,914,112	$246,753	$(5,277,074)	$(1,020,106)	$3,208,077	$643,598

The fair value valuation adjustments outlined above to calculate the compensation actually paid did not include assumptions that materially differed from those used in the Company’s grant date fair value calculations.

(3)
We use the NASDAQ Health Care Index (the “Health Care Index”) as the peer group for presenting a comparison of total shareholder return (“TSR”) in the table above and graphs below. Amounts in this column represent cumulative TSR of the Health Care Index for the period beginning April 29, 2021 through the end of the relevant fiscal year.

(4)
Adjusted EBITDA is a
non-GAAP
measure. Adjusted EBITDA is defined as net income (loss) excluding interest income, interest expense, non-controlling
interest expense / income, depreciation and amortization, stock-based compensation, severance, other one time or non-recurring
expenses, employer taxes on equity vesting/exercises and the provision for (benefit from) income taxes. Please see Appendix A for a reconciliation of Adjusted EBITDA to its most closely comparable financial measure calculated in accordance with GAAP. The Company selected Adjusted EBITDA as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Adjusted EBITDA is used to evaluate performance under our annual bonus program’s corporate scorecard, a short-term cash incentive plan that is funded based on the Company’s achievement of Adjusted EBITDA, as well as several other Company performance goals.

(5)
As previously disclosed, in connection with our initial public offering, outstanding performance-based options held by our employees were converted to time-based options. As a result of this modification, our NEOs’ 2021 compensation for purposes of Summary Compensation Table reporting was significantly impacted. We do not consider our NEOs’ total compensation for 2021 representative of what our NEOs will receive as compensation going forward, as the modification of the performance-based options was a one-time
occurrence in connection with our initial public offering. In addition, we believe that our net loss in FY 2021 was not representative of our performance in that fiscal year since it reflects one-time,
non-cash
charges related to the modification of the options.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

FY	Non-PEO NEOs

2025	David Mountcastle and Edward C. Fargis

2024	David Mountcastle, Edward C. Fargis and Thomas Bartrum

2023	David Mountcastle and Thomas Bartrum

2022	David Mountcastle, Parth Mehrotra, Thomas Bartrum and Jeff Sherman

2021	Parth Mehrotra and Thomas Bartrum

Peer Group Issuers, Footnote	We use the NASDAQ Health Care Index (the “Health Care Index”) as the peer group for presenting a comparison of total shareholder return (“TSR”) in the table above and graphs below. Amounts in this column represent cumulative TSR of the Health Care Index for the period beginning April 29, 2021 through the end of the relevant fiscal year.
Adjustment To PEO Compensation, Footnote
(2)
Amounts represent compensation actually paid to our PEOs for each of the FYs shown, and the average compensation actually paid to our remaining
Non-PEO
NEOs for the relevant FY, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable FY, as adjusted as follows:

	2021		2022		2023			2024		2025

Adjustments	PEO (Former)	Average Non-PEO NEOs	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	Average Non-PEO NEOs	PEO (Current)	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(102,174,732)	$(30,073,348)	$—	$(2,032,188)	$(15,886,998)	$—	$(1,468,492)	$(6,869,422)	$(1,591,075)	$(8,588,373)	$(1,878,684)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,657,228	$4,949,322	$—	$799,574	$13,051,914	$—	$1,190,262	$5,999,655	$1,400,405	$8,187,203	$1,790,929

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Applicable FY End	$42,803,798	$12,203,146	$(1,220,073)	$(374,456)	$467,452	$584,315	$174,872	$(3,640,600)	$(181,728)	$2,641,634	$534,585

	2021		2022		2023			2024		2025

Adjustments	PEO (Former)	Average Non-PEO NEOs	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	Average Non-PEO NEOs	PEO (Current)	Average Non-PEO NEOs

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date	$104,181,449	$23,139,584	$2,993,902	$469,515	$1,063,840	$1,329,796	$350,111	$(766,707)	$(381,093)	$967,613	$196,768

Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$—	$—	$—	$—	$(266,615)	$—	$—

TOTAL ADJUSTMENTS	$54,467,743	$10,218,704	$1,773,829	$(1,137,555)	$(1,303,792)	$1,914,112	$246,753	$(5,277,074)	$(1,020,106)	$3,208,077	$643,598

Non-PEO NEO Average Total Compensation Amount	$ 2,279,009	$ 2,855,188	$ 2,091,862	$ 2,761,965	$ 30,948,917
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,922,607	1,835,082	2,338,615	1,624,410	41,167,621
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts represent compensation actually paid to our PEOs for each of the FYs shown, and the average compensation actually paid to our remaining
Non-PEO
NEOs for the relevant FY, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable FY, as adjusted as follows:

	2021		2022		2023			2024		2025

Adjustments	PEO (Former)	Average Non-PEO NEOs	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	Average Non-PEO NEOs	PEO (Current)	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(102,174,732)	$(30,073,348)	$—	$(2,032,188)	$(15,886,998)	$—	$(1,468,492)	$(6,869,422)	$(1,591,075)	$(8,588,373)	$(1,878,684)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,657,228	$4,949,322	$—	$799,574	$13,051,914	$—	$1,190,262	$5,999,655	$1,400,405	$8,187,203	$1,790,929

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Applicable FY End	$42,803,798	$12,203,146	$(1,220,073)	$(374,456)	$467,452	$584,315	$174,872	$(3,640,600)	$(181,728)	$2,641,634	$534,585

	2021		2022		2023			2024		2025

Adjustments	PEO (Former)	Average Non-PEO NEOs	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	Average Non-PEO NEOs	PEO (Current)	Average Non-PEO NEOs

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date	$104,181,449	$23,139,584	$2,993,902	$469,515	$1,063,840	$1,329,796	$350,111	$(766,707)	$(381,093)	$967,613	$196,768

Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$—	$—	$—	$—	$(266,615)	$—	$—

TOTAL ADJUSTMENTS	$54,467,743	$10,218,704	$1,773,829	$(1,137,555)	$(1,303,792)	$1,914,112	$246,753	$(5,277,074)	$(1,020,106)	$3,208,077	$643,598

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and the Financial Performance Measures included in Pay Versus Performance Table
Compensation actually paid to Mr. Mehrotra increased from 2024 to 2025 and decreased from 2023 to 2024, and compensation actually paid to our then-current PEO decreased between 2021 and 2022, but increased between 2022 and 2023, due to the PEO transition that occurred in July 2023. Similarly, average compensation actually paid to our
Non-PEO
NEOs decreased between 2021 and 2022, slightly increased between 2022 and 2023, before decreasing again between 2023 and 2024 and increasing between 2024 and 2025. These results generally align with our TSR, which decreased between the period beginning April 29, 2021 (the date of our initial public offering) through the end of 2022 but slightly increased between 2022 and 2023, before decreasing again between 2023 and 2024 and then increasing between 2024 and 2025. This trajectory also aligns with that of the Health Care Index TSR, which also decreased between the date of our initial public offering through the end of 2022 and then increased between 2022 and 2023, before decreasing again between 2023 and 2024 and increasing between 2024 and 2025. As indicated by the compensation actually paid to Mr. Mehrotra, we do not consider the compensation actually paid to Mr. Morris or Mr. Mehrotra in 2023 representative of the compensation we expect to pay our PEO in future years due to the PEO transition that occurred in July 2023. Approximately 50% of the compensation actually paid to Mr. Mehrotra in 2023 relates to a one-time
100% performance-based CEO Promotional PSU award, which was designed to further align his compensation with the interests of the Company’s stockholders and will only vest upon the achievement of applicable performance goals and his continued employment. In addition, we note that our NEOs’ (including our PEO’s) total compensation for 2021 included amounts related to a one-time
modification to previously granted stock options made in connection with our initial public offering, and we do not consider it to be representative of our NEOs’ future compensation.
Our net income increased over the prior year in each of 2022, 2023 and 2025, with the increase in 2025 generally aligning with the increase in compensation actually paid to our PEO and
Non-PEO
NEOs from 2024 to 2025. Our net income decreased between 2023 and 2024, which decrease is primarily attributable to the increase in stock-based compensation expense during the year ended December 31, 2024 when compared to the same period in 2023, and is consistent with the, decrease in the compensation actually paid to our PEO and
Non-PEO
NEOs between 2023 and 2024. Our Adjusted EBITDA increased over the prior year in each of 2022, 2023, 2024 and 2025 and the increase in the compensation actually paid to our
Non-PEO
NEOs from 2022 to 2023 and 2024 to 2025 aligned with our increased performance in our key performance metric. As mentioned above, due to modifications related to our equity awards in relation to our initial public offering, we do not consider our net income results or compensation actually paid in 2021 to be indicative of our performance or the compensation paid to our NEOs. We note, that despite there being an increase in our Adjusted EBITDA from 2021 to 2022 and from 2023 to 2024, neither our PEO nor our
Non-PEO
NEOs (as a group) had an increase in compensation actually paid from 2021 to 2022 or from 2023 to 2024.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and the Financial Performance Measures included in Pay Versus Performance Table
Compensation actually paid to Mr. Mehrotra increased from 2024 to 2025 and decreased from 2023 to 2024, and compensation actually paid to our then-current PEO decreased between 2021 and 2022, but increased between 2022 and 2023, due to the PEO transition that occurred in July 2023. Similarly, average compensation actually paid to our
Non-PEO
NEOs decreased between 2021 and 2022, slightly increased between 2022 and 2023, before decreasing again between 2023 and 2024 and increasing between 2024 and 2025. These results generally align with our TSR, which decreased between the period beginning April 29, 2021 (the date of our initial public offering) through the end of 2022 but slightly increased between 2022 and 2023, before decreasing again between 2023 and 2024 and then increasing between 2024 and 2025. This trajectory also aligns with that of the Health Care Index TSR, which also decreased between the date of our initial public offering through the end of 2022 and then increased between 2022 and 2023, before decreasing again between 2023 and 2024 and increasing between 2024 and 2025. As indicated by the compensation actually paid to Mr. Mehrotra, we do not consider the compensation actually paid to Mr. Morris or Mr. Mehrotra in 2023 representative of the compensation we expect to pay our PEO in future years due to the PEO transition that occurred in July 2023. Approximately 50% of the compensation actually paid to Mr. Mehrotra in 2023 relates to a one-time
100% performance-based CEO Promotional PSU award, which was designed to further align his compensation with the interests of the Company’s stockholders and will only vest upon the achievement of applicable performance goals and his continued employment. In addition, we note that our NEOs’ (including our PEO’s) total compensation for 2021 included amounts related to a one-time
modification to previously granted stock options made in connection with our initial public offering, and we do not consider it to be representative of our NEOs’ future compensation.
Our net income increased over the prior year in each of 2022, 2023 and 2025, with the increase in 2025 generally aligning with the increase in compensation actually paid to our PEO and
Non-PEO
NEOs from 2024 to 2025. Our net income decreased between 2023 and 2024, which decrease is primarily attributable to the increase in stock-based compensation expense during the year ended December 31, 2024 when compared to the same period in 2023, and is consistent with the, decrease in the compensation actually paid to our PEO and
Non-PEO
NEOs between 2023 and 2024. Our Adjusted EBITDA increased over the prior year in each of 2022, 2023, 2024 and 2025 and the increase in the compensation actually paid to our
Non-PEO
NEOs from 2022 to 2023 and 2024 to 2025 aligned with our increased performance in our key performance metric. As mentioned above, due to modifications related to our equity awards in relation to our initial public offering, we do not consider our net income results or compensation actually paid in 2021 to be indicative of our performance or the compensation paid to our NEOs. We note, that despite there being an increase in our Adjusted EBITDA from 2021 to 2022 and from 2023 to 2024, neither our PEO nor our
Non-PEO
NEOs (as a group) had an increase in compensation actually paid from 2021 to 2022 or from 2023 to 2024.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and the Financial Performance Measures included in Pay Versus Performance Table
Compensation actually paid to Mr. Mehrotra increased from 2024 to 2025 and decreased from 2023 to 2024, and compensation actually paid to our then-current PEO decreased between 2021 and 2022, but increased between 2022 and 2023, due to the PEO transition that occurred in July 2023. Similarly, average compensation actually paid to our
Non-PEO
NEOs decreased between 2021 and 2022, slightly increased between 2022 and 2023, before decreasing again between 2023 and 2024 and increasing between 2024 and 2025. These results generally align with our TSR, which decreased between the period beginning April 29, 2021 (the date of our initial public offering) through the end of 2022 but slightly increased between 2022 and 2023, before decreasing again between 2023 and 2024 and then increasing between 2024 and 2025. This trajectory also aligns with that of the Health Care Index TSR, which also decreased between the date of our initial public offering through the end of 2022 and then increased between 2022 and 2023, before decreasing again between 2023 and 2024 and increasing between 2024 and 2025. As indicated by the compensation actually paid to Mr. Mehrotra, we do not consider the compensation actually paid to Mr. Morris or Mr. Mehrotra in 2023 representative of the compensation we expect to pay our PEO in future years due to the PEO transition that occurred in July 2023. Approximately 50% of the compensation actually paid to Mr. Mehrotra in 2023 relates to a one-time
100% performance-based CEO Promotional PSU award, which was designed to further align his compensation with the interests of the Company’s stockholders and will only vest upon the achievement of applicable performance goals and his continued employment. In addition, we note that our NEOs’ (including our PEO’s) total compensation for 2021 included amounts related to a one-time
modification to previously granted stock options made in connection with our initial public offering, and we do not consider it to be representative of our NEOs’ future compensation.
Our net income increased over the prior year in each of 2022, 2023 and 2025, with the increase in 2025 generally aligning with the increase in compensation actually paid to our PEO and
Non-PEO
NEOs from 2024 to 2025. Our net income decreased between 2023 and 2024, which decrease is primarily attributable to the increase in stock-based compensation expense during the year ended December 31, 2024 when compared to the same period in 2023, and is consistent with the, decrease in the compensation actually paid to our PEO and
Non-PEO
NEOs between 2023 and 2024. Our Adjusted EBITDA increased over the prior year in each of 2022, 2023, 2024 and 2025 and the increase in the compensation actually paid to our
Non-PEO
NEOs from 2022 to 2023 and 2024 to 2025 aligned with our increased performance in our key performance metric. As mentioned above, due to modifications related to our equity awards in relation to our initial public offering, we do not consider our net income results or compensation actually paid in 2021 to be indicative of our performance or the compensation paid to our NEOs. We note, that despite there being an increase in our Adjusted EBITDA from 2021 to 2022 and from 2023 to 2024, neither our PEO nor our
Non-PEO
NEOs (as a group) had an increase in compensation actually paid from 2021 to 2022 or from 2023 to 2024.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and the Financial Performance Measures included in Pay Versus Performance Table
Compensation actually paid to Mr. Mehrotra increased from 2024 to 2025 and decreased from 2023 to 2024, and compensation actually paid to our then-current PEO decreased between 2021 and 2022, but increased between 2022 and 2023, due to the PEO transition that occurred in July 2023. Similarly, average compensation actually paid to our
Non-PEO
NEOs decreased between 2021 and 2022, slightly increased between 2022 and 2023, before decreasing again between 2023 and 2024 and increasing between 2024 and 2025. These results generally align with our TSR, which decreased between the period beginning April 29, 2021 (the date of our initial public offering) through the end of 2022 but slightly increased between 2022 and 2023, before decreasing again between 2023 and 2024 and then increasing between 2024 and 2025. This trajectory also aligns with that of the Health Care Index TSR, which also decreased between the date of our initial public offering through the end of 2022 and then increased between 2022 and 2023, before decreasing again between 2023 and 2024 and increasing between 2024 and 2025. As indicated by the compensation actually paid to Mr. Mehrotra, we do not consider the compensation actually paid to Mr. Morris or Mr. Mehrotra in 2023 representative of the compensation we expect to pay our PEO in future years due to the PEO transition that occurred in July 2023. Approximately 50% of the compensation actually paid to Mr. Mehrotra in 2023 relates to a one-time
100% performance-based CEO Promotional PSU award, which was designed to further align his compensation with the interests of the Company’s stockholders and will only vest upon the achievement of applicable performance goals and his continued employment. In addition, we note that our NEOs’ (including our PEO’s) total compensation for 2021 included amounts related to a one-time
modification to previously granted stock options made in connection with our initial public offering, and we do not consider it to be representative of our NEOs’ future compensation.
Our net income increased over the prior year in each of 2022, 2023 and 2025, with the increase in 2025 generally aligning with the increase in compensation actually paid to our PEO and
Non-PEO
NEOs from 2024 to 2025. Our net income decreased between 2023 and 2024, which decrease is primarily attributable to the increase in stock-based compensation expense during the year ended December 31, 2024 when compared to the same period in 2023, and is consistent with the, decrease in the compensation actually paid to our PEO and
Non-PEO
NEOs between 2023 and 2024. Our Adjusted EBITDA increased over the prior year in each of 2022, 2023, 2024 and 2025 and the increase in the compensation actually paid to our
Non-PEO
NEOs from 2022 to 2023 and 2024 to 2025 aligned with our increased performance in our key performance metric. As mentioned above, due to modifications related to our equity awards in relation to our initial public offering, we do not consider our net income results or compensation actually paid in 2021 to be indicative of our performance or the compensation paid to our NEOs. We note, that despite there being an increase in our Adjusted EBITDA from 2021 to 2022 and from 2023 to 2024, neither our PEO nor our
Non-PEO
NEOs (as a group) had an increase in compensation actually paid from 2021 to 2022 or from 2023 to 2024.

Tabular List, Table
Pay Versus Performance Tabular List
We believe the following key metrics represent the most important financial and operating performance measures used by us to link company performance to compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

•	Practice Collections;

•	Care Margin;

•	Implemented Providers;

•	Attributed Lives; and

•	Adjusted EBITDA.

*
Adjusted EBITDA is a
non-GAAP
financial measure. Please see Appendix A for a reconciliation of Adjusted EBITDA to its most closely comparable financial measures calculated in accordance with GAAP. This non-GAAP
financial measure is not a substitute for or superior to the comparable financial measures under GAAP.

Total Shareholder Return Amount	$ 68.23	56.26	66.27	65.35	74.45
Peer Group Total Shareholder Return Amount	95.45	77.85	78.53	73.7	92.63
Net Income (Loss)	$ 22,900,000	$ 14,400,000	$ 21,000,000	$ (12,100,000)	$ (190,600,000)
Company Selected Measure Amount	125,400,000	90,500,000	72,200,000	60,900,000	41,400,000
Measure:: 1
Pay vs Performance Disclosure
Name	Practice Collections
Measure:: 2
Pay vs Performance Disclosure
Name	Care Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Implemented Providers
Measure:: 4
Pay vs Performance Disclosure
Name	Attributed Lives
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a
non-GAAP
measure. Adjusted EBITDA is defined as net income (loss) excluding interest income, interest expense, non-controlling
interest expense / income, depreciation and amortization, stock-based compensation, severance, other one time or non-recurring
	expenses, employer taxes on equity vesting/exercises and the provision for (benefit from) income taxes. Please see Appendix A for a reconciliation of Adjusted EBITDA to its most closely comparable financial measure calculated in accordance with GAAP. The Company selected Adjusted EBITDA as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Adjusted EBITDA is used to evaluate performance under our annual bonus program’s corporate scorecard, a short-term cash incentive plan that is funded based on the Company’s achievement of Adjusted EBITDA, as well as several other Company performance goals.
Mr. Parth Mehrotra [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,241,448	$ 8,198,775	$ 17,073,185
PEO Actually Paid Compensation Amount	$ 12,449,525	2,921,701	15,769,393
PEO Name	Parth Mehrotra
Mr. Shawn Morris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			679,520	$ 1,663,512	$ 103,637,801
PEO Actually Paid Compensation Amount			2,593,632	3,437,341	158,104,544
PEO Name	Shawn Morris
PEO | Mr. Parth Mehrotra [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,208,077	(5,277,074)	(1,303,792)
PEO | Mr. Parth Mehrotra [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,588,373)	(6,869,422)	(15,886,998)
PEO | Mr. Parth Mehrotra [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,187,203	5,999,655	13,051,914
PEO | Mr. Parth Mehrotra [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,641,634	(3,640,600)	467,452
PEO | Mr. Parth Mehrotra [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Parth Mehrotra [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	967,613	(766,707)	1,063,840
PEO | Mr. Parth Mehrotra [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Shawn Morris [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,914,112	1,773,829	54,467,743
PEO | Mr. Shawn Morris [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(102,174,732)
PEO | Mr. Shawn Morris [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	9,657,228
PEO | Mr. Shawn Morris [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			584,315	(1,220,073)	42,803,798
PEO | Mr. Shawn Morris [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Shawn Morris [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,329,796	2,993,902	104,181,449
PEO | Mr. Shawn Morris [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	643,598	(1,020,106)	246,753	(1,137,555)	10,218,704
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,878,684)	(1,591,075)	(1,468,492)	(2,032,188)	(30,073,348)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,790,929	1,400,405	1,190,262	799,574	4,949,322
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	534,585	(181,728)	174,872	(374,456)	12,203,146
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,768	(381,093)	350,111	469,515	23,139,584
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (266,615)	$ 0	$ 0	$ 0